GLOBAL REAL ESTATE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement Global Real Estate Fund
Supplement dated August 1, 2016 ■ Prospectus dated March 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees - GLOBAL REAL ESTATE FUND - USD ($)	GLOBAL REAL ESTATE FUND, INVESTOR CLASS	GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS	GLOBAL REAL ESTATE FUND, A CLASS		GLOBAL REAL ESTATE FUND, C CLASS	GLOBAL REAL ESTATE FUND, R CLASS	GLOBAL REAL ESTATE FUND, R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none	none	[1]	1.00%	none	none
Maximum Account Fee	$ 25	none	none		none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses - GLOBAL REAL ESTATE FUND		GLOBAL REAL ESTATE FUND, INVESTOR CLASS	GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS	GLOBAL REAL ESTATE FUND, A CLASS	GLOBAL REAL ESTATE FUND, C CLASS	GLOBAL REAL ESTATE FUND, R CLASS	GLOBAL REAL ESTATE FUND, R6 CLASS
Management Fees (as a percentage of Assets)		1.20%	1.00%	1.20%	1.20%	1.20%	0.85%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.21%	1.01%	1.46%	2.21%	1.71%	0.86%
Fee Waiver or Reimbursement	[1]	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Net Expenses (as a percentage of Assets)		1.13%	0.93%	1.38%	2.13%	1.63%	0.78%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
GLOBAL REAL ESTATE FUND, INVESTOR CLASS	115	377	658	1,458
GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS	95	314	551	1,229
GLOBAL REAL ESTATE FUND, A CLASS	708	1,003	1,320	2,213
GLOBAL REAL ESTATE FUND, C CLASS	217	685	1,178	2,534
GLOBAL REAL ESTATE FUND, R CLASS	166	532	921	2,011
GLOBAL REAL ESTATE FUND, R6 CLASS	80	267	470	1,054

NT GLOBAL REAL ESTATE FUND

American Century Capital Portfolios, Inc. Prospectus Supplement NT Global Real Estate Fund
Supplement dated August 1, 2016 ■ Prospectus dated March 1, 2016

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses - NT GLOBAL REAL ESTATE FUND		NT GLOBAL REAL ESTATE FUND, INVESTOR CLASS	NT GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS	NT GLOBAL REAL ESTATE FUND, R6 CLASS
Management Fees (as a percentage of Assets)		1.20%	1.00%	0.85%
Distribution and Service (12b-1) Fees		none	none	none
Other Expenses (as a percentage of Assets):		none	none	none
Expenses (as a percentage of Assets)		1.20%	1.00%	0.85%
Fee Waiver or Reimbursement	[1]	0.08%	0.08%	0.08%
Net Expenses (as a percentage of Assets)		1.12%	0.92%	0.77%
[1]	Effective August 1, 2016, the advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until July 31, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - NT GLOBAL REAL ESTATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
NT GLOBAL REAL ESTATE FUND, INVESTOR CLASS	114	374	653	1,447
NT GLOBAL REAL ESTATE FUND, INSTITUTIONAL CLASS	94	311	545	1,217
NT GLOBAL REAL ESTATE FUND, R6 CLASS	79	264	464	1,042